Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Basic:
Net income (loss) attributable to CNH Industrial	$242	$126	$288	$(386)
Weighted average common shares outstanding—basic	1,364	1,362	1,363	1,362
Basic earnings (loss) per share	$0.18	$0.10	$0.21	$(0.28)
Diluted:
Net income (loss) attributable to CNH Industrial	$242	$126	$288	$(386)
Weighted average common shares outstanding—basic	1,364	1,362	1,363	1,362
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	3	2	3	—
Weighted average common shares outstanding—diluted	1,367	1,364	1,366	1,362
Diluted earnings (loss) per share	$0.18	$0.10	$0.21	$(0.28)
(A)

For the three and six months ended June 30, 2017,  no stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. For the three and six months ended June 30, 2016, 7.4 million stock options were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the six months ended June 30, 2016, an additional 1.6 million shares of common stock were excluded from the computation of diluted earnings per share due to the Company’s net loss position.